Convertible Preferred Stock	12 Months Ended
Dec. 31, 2017
Convertible Preferred Stock
Convertible Preferred Stock

8. Convertible Preferred Stock

The designated, issued and outstanding shares of convertible preferred stock, by series, as of December 31, 2017 are as follows (aggregate liquidation amount and proceeds, net of issuance costs, in thousands):

	Shares Designated	Original Issue Price	Shares Issued and Outstanding	Common Stock Equivalents (1)	Aggregate Liquidation Amount	Proceeds, Net of Issuance Costs
Series A	12,768,492	$1.9579445	12,618,279	12,618,279	$24,706	$23,848
Series B	31,034,696	$3.2222	13,801,318	13,801,318	44,471	43,616
Series C-1	8,660,572	$3.97	8,558,686	8,558,686	33,978	34,382
Series C	5,037,784	$3.97	5,037,784	5,037,784	20,000	19,469
Series D (2)(3)	80	$500,000	80		85,160	39,739

Total	57,501,624		40,016,147		$208,315	$161,054

(1)	The Series D shares are convertible into shares in the next equity financing (either preferred or common) at a 50% discount to the fair value price per share of the shares to be issued in the next financing, therefore, the Series D common stock equivalents and the totals for common stock equivalents have been left blank.
(2)	Aggregate liquidation amount includes accrued and unpaid dividends of $5.2 million as of December 31, 2017.
(3)	Proceeds, net of issuance costs, include $35.0 million in cash, $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.3 million. Excludes the Series D 2X Liquidation Preference net issuance price of $18.2 million, the loss on the issuance of Series D redeemable convertible preferred stock of $35.2 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $5.2 million.

The designated, issued and outstanding shares of convertible preferred stock, by series, as of December 31, 2016 are as follows (aggregate liquidation amount and proceeds, net of issuance costs, in thousands):

	Shares Designated	Original Issue Price	Shares Issued and Outstanding	Common Stock Equivalents (1)	Aggregate Liquidation Amount	Proceeds, Net of Issuance Costs
Series A	12,768,492	$1.9579445	12,618,279	12,618,279	$24,706	$23,848
Series B	31,034,696	$3.2222	13,801,318	13,801,318	44,471	43,616
Series C-1	8,660,572	$3.97	8,558,686	8,558,686	33,978	34,382
Series C	5,037,784	$3.97	5,037,784	5,037,784	20,000	19,469
Series D (2)(3)	60	$500,000	60		61,144	29,814

Total	57,501,604		40,016,127		$184,299	$151,129

(1)	The Series D shares are convertible into shares in the next equity financing (either preferred or common) at a 50% discount to the fair value price per share of the shares to be issued in the next financing, therefore, the Series D common stock equivalents and the totals for common stock equivalents have been left blank.
(2)	Aggregate liquidation amount includes accrued and unpaid dividends of $1.1 million as of December 31, 2016.
(3)	Proceeds, net of issuance costs, include $25.0 million in cash and $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.2 million. Excludes the Series D 2X Liquidation Preference net issuance price of $7.5 million, the loss on the issuance of Series D redeemable convertible preferred stock of $26.6 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $1.1 million.

Series D Redeemable Convertible Preferred Stock

As noted in the Series D 2X Liquidation Preference discussion in Note 2 — Summary of Significant Accounting Policies, the Company entered a Series D SPA with WIM. The Series D SPA authorized the issuance and sale of an aggregate of 60 shares of Series D, which was sold in two closings at an issuance price per share of $500,000. WIM also received the right to receive warrant shares to be determined in the next equity financing (Warrant Rights). See Warrant Rights discussion below.

In July 2016, the Company completed the initial closing of the Series D and issued 31 shares for gross proceeds of $15.5 million and 10 shares upon conversion of $5.0 million in related-party debt from the Amended Cosmederm Note (see Cosmederm Note in Note 7 — Related-party Transactions for discussion regarding the conversion of the Amended Cosmederm Note). Due to the existence of the (i) Series D 2X Liquidation Preference, (ii) the Company’s financial position at the time of the initial closing and (iii) the existence of the Warrant Rights, the Company determined the Series D financing was not the result of an arms-length transaction. The Company had an external valuation completed as of July 18, 2016, which resulted in a concluded fair value per share, inclusive of the Warrant Rights and the Series D 2X Liquidation Preference, of approximately $1.2 million, or an aggregate fair value for the 41 Series D shares of $47.8 million. As described in Series D 2X Liquidation Preference discussion in Note 5 — Fair Value of Financial Instruments, the Company estimated the fair value of the Series D 2X Liquidation Preference to be $7.6 million upon issuance, which was allocated to the Series D 2X Liquidation Preference liability. The Company recorded the remaining estimated fair value of the Series D or approximately $40.2 million, less issuance costs, to the Series D redeemable convertible preferred stock within temporary equity in the consolidated balance sheets. As the Company did not identify any unstated rights and/or privileges associated with the Series D, the aggregate loss on issuance of $27.3 million was recognized within the consolidated statements of operations and was allocated between the loss on extinguishment of related-party note payable from the EvoMed Debt extinguishment and loss on the issuance of Series D redeemable convertible preferred stock within other income (expense) in the consolidated statements of operations. The loss on extinguishment of related-party note payable recognized was $6.7 million and the net loss on the issuance of Series D redeemable convertible preferred stock was $20.6 million.

In December 2016, the Company completed the final closing under the Series D SPA of its Series D and issued 19 shares for net proceeds of $9.5 million. The Company had an external valuation completed as of December 31, 2016, which resulted in a concluded fair value per share, inclusive of the Warrant Rights and the Series D 2X Liquidation Preference, of approximately $0.8 million, or an aggregate fair value for the 19 Series D shares of $15.5 million. As described in Series D 2X Liquidation Preference in Note 5 — Fair Value of Financial Instruments, the Company determined the issuance of the 19 shares had a favorable impact on the overall fair value of the Series D 2X Liquidation Preference at issuance of approximately $0.1 million. The Company recorded the estimated fair value of the Series D of approximately $15.6 million, less issuance costs, to the Series D redeemable convertible preferred stock within temporary equity in the consolidated balance sheets. The Company recognized the difference of $6.0 million between the fair value and the issuance price of the Series D redeemable convertible preferred stock as a loss on the issuance of Series D redeemable convertible preferred stock within other income (expense) in the consolidated statements of operations.

Series D Amendment

In July 2017, the Company amended its certificate of incorporation to increase the number of authorized preferred stock for issuance related to its Series D shares, from 60 shares to 80 shares. In addition, the Company and WIM amended the Series D SPA to allow for (i) an increase in the number of shares of Series D to purchase capital stock of the Company issuable from an aggregate of $30.0 million (60 shares) to $40.0 million (80 shares) and (ii) provide for the Company to have the right to request additional investments from the existing holders of Series D. In August and November 2017, the Company issued additional Warrant Rights and 15 shares and 5 shares, respectively, of Series D for net proceeds of $7.4 million and $2.5 million, respectively. The Warrant Rights were issued with the same terms, rights and privileges as the previous Warrant Rights.

The Company had an external valuation completed as of August 2, 2017, which resulted in a concluded fair value per share, inclusive of the Warrant Rights and the Series D 2X Liquidation Preference, of approximately $0.9 million, or an aggregate fair value for the 15 Series D shares of $13.2 million. As described in Series D 2X Liquidation Preference discussion in Note 5 — Fair Value of Financial Instruments, the Company estimated the fair value of the Series D 2X Liquidation Preference associated with the August 2, 2017 issuance of Series D shares to be $2.8 million upon issuance, which was allocated to the Series D 2X Liquidation Preference liability. The Company recorded the remaining estimated fair value of the Series D or approximately $10.4 million, less issuance costs, to the Series D redeemable convertible preferred stock within temporary equity in the consolidated balance sheets. As the Company did not identify any unstated rights and/or privileges associated with the Series D, the aggregate loss on issuance of $5.7 million was recognized within loss on the issuance of the Series D redeemable convertible preferred stock within other (expense) income in the consolidated statements of operations.

The Company had an external valuation completed as of November 7, 2017, which resulted in a concluded fair value per share, inclusive of the Warrant Rights and the Series D 2X Liquidation Preference, of approximately $1.1 million, or an aggregate fair value for the 5 Series D shares of $5.3 million. As described in Series D 2X Liquidation Preference discussion in Note 5 — Fair Value of Financial Instruments, the Company estimated the fair value of the Series D 2X Liquidation Preference associated with the November 7, 2017 issuance of Series D shares to be $7.9 million upon issuance, which was allocated to the Series D 2X Liquidation Preference liability. The Company recorded the difference in estimated fair value of the Series D or approximately $2.6 million, less issuance costs, to the Series D redeemable convertible preferred stock within temporary equity in the consolidated balance sheets. As the Company did not identify any unstated rights and/or privileges associated with the Series D, the aggregate loss on issuance of $2.8 million was recognized within loss on the issuance of the Series D redeemable convertible preferred stock within other (expense) income in the consolidated statements of operations.

Liquidation

The holders of the Series D are paid prior and in preference to the holders of the other series of convertible preferred stock, with the holders of the Series C convertible preferred stock participating next. The holders of the Series C-1, Series B and Series A participate pro rata and prior and in preference to the holders of common stock.

The following table summarizes the preferred stock preferences in connection with the issuance of the Series D as of December 31, 2017:

	Dividend Rate(1)	Conversion Rate		Liquidation Preference Per Share
Series D	12.0%	1:2	(2)	$1,000,000	(3)
Series C	*	1:1		$3.97
Series C-1	*	1:1		$3.97
Series B	*	1:1		$3.2222
Series A	*	1:1		$1.9579445

(1)	Series D dividends accrue whether or not declared and are payable upon (i) conversion, (ii) redemption or (iii) liquidation. Dividends on all other series of convertible preferred stock are payable when and as declared by the Company’s board of directors and are subordinate to the Series D dividends. As of December 31, 2017 and 2016, no dividends have been paid or declared.
(2)	Represents the rate at which the Series D will convert in the next equity financing, rather than the conversion rate into common stock.
(3)	The Series D Liquidation Preference per share is equal to the sum of two times the issuance price per share of $500,000, plus accrued and unpaid dividends.

Dividends

Dividends on the Series D are payable (i) upon conversion, (ii) redemption or (iii) liquidation. As such, although the Company’s board of directors has not declared dividends, the Company accrues dividends on the Series D stock. As of December 31, 2017 and 2016, the Company’s accrued and unpaid Series D dividends total $5.2 million and $1.1 million, respectively. Through December 31, 2017, the Company’s board of directors has not declared dividends on the other series of preferred stock or common stock and, therefore, the Company has not recorded an accrual for dividends payable related to the Series A, Series B, Series C-1, Series C stock or common stock.

Voting Rights

The preferred stockholders have voting rights equal to the number of common stock shares they would own upon conversion of their convertible preferred stock provided, however, if at any one time either Woodford Equity Income Fund (WEIF), a WIM affiliate, or Invesco Perpetual UK Investment Series Investment Company with Variable Capital (IPUK) individually own stock constituting more than nineteen and one-half percent (19.5%) of the total voting capital, then the stock held by each WEIF and IPUK shall be limited, in the aggregate, to 19.5% of the total votes each on an as converted basis. As of December 31, 2017, both WEIF and IPUK individually owned more than 19.5% of the Company’s voting stock in the aggregate and, therefore, each of their voting percentages is limited to 19.5% of the total voting capital. Upon closing of the Company’s Merger, as more fully described in Note 14 –Subsequent Events, IPUK will no longer be subject to voting restrictions.

Redemption

At any time on or after July 18, 2018, the holders of at least a majority of the then outstanding Series D redeemable convertible preferred stock may deliver to the Company a written instrument requesting redemption of the Series D redeemable convertible preferred stock. The Series D is redeemable in a lump sum at the original issuance price of $500,000 per share plus accrued and unpaid dividends. As of December 31, 2017, the total aggregate redemption amount was $45.2 million.

Warrant Rights

The Warrant Rights will convert into a warrant to purchase up to that number of equity securities to be issued in the next equity financing equal to (i) seventy-five percent (75.0%) of the purchase price paid for the Series D (or $30.0 million), divided by (ii) the per share price of the equity securities issued to the new investors in such next equity financing. The exercise price of the warrants will equal the per share price of the equity securities to be issued in the next equity financing and the warrants will expire seven years from the closing of such next equity financing. The Warrant Rights are inseparable from the Series D. As of December 31, 2017, the Company has not completed a next equity financing and, therefore, the Warrant Rights remain outstanding.

The Company determined that since the exercise price of the warrants to be received by WIM is equal to the fair value of the shares for which it will become exercisable at issuance there was de minimis value associated with the Warrant Rights and, therefore, the Company has not recorded a warrant liability for the Warrant Rights as of December 31, 2017. At each reporting period, the Company continues to evaluate the fair value of the Warrant Rights and when the Warrant Rights are settled or are determined to have value to WIM, the Company will record the fair value in its consolidated financial statements. As described in Note 14 — Subsequent Events, upon completion of the Merger, the Warrant Rights were assumed by Neothetics and amended to become warrants for the purchase of Neothetics common stock.